Future Aircraft Leases Payments - Schedule of Aircraft Under Operating Leases (Detail) - Aircraft 100 [member] $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	$ 2,333,183
Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	394,379
Between one and five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	1,221,111
More than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	$ 717,693